Fee Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of fee income

For the years ended December 31,	2025	2024
Fee income from service contracts:
Distribution fees	$1,079	$1,026
Fund management and other asset-based fees	6,391	6,089
Administrative service and other fees	1,589	1,466
Total fee income	$9,059	$8,581